PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2021	88	6	27	121
Allowance	4	3	4	11
Amounts used	(1)	(6)	(2)	(9)
Unused amounts reversed	(2)	(1)	(6)	(9)
Unwinding of discounts and change in discount rates	(1)	—	—	(1)
Effects of changes in foreign exchange rates	4	—	—	4
Transfer	(4)	—	4	—
At December 31, 2021	88	2	27	117

Current	7	1	12	20
Non-Current	81	1	15	97
Total provisions	88	2	27	117

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2020	90	4	28	122
Allowance	2	13	7	22
Amounts used	(1)	(10)	(1)	(12)
Unused amounts reversed	(2)	(1)	(7)	(10)
Unwinding of discounts and change in discount rates	2	—	—	2
Effects of changes in foreign exchange rates	(3)	—	—	(3)
At December 31, 2020	88	6	27	121

Current	7	4	12	23
Non-Current	81	2	15	98
Total Provisions	88	6	27	121

Schedule of Legal Claims and Other Costs

	At December 31,
(in millions of Euros)	2021	2020
Litigation	16	21
Disease claims (A)	9	5
Other	2	1
Total provisions for legal claims and other costs	27	27
(A)Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for developing such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2021, five cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (seven at December 31, 2020), the average amount per claim being around €0.3 million. The average settlement amount per claim in 2021 was less than €0.5 million and in 2020 was around €0.7 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.